Trade receivables - Net (Narrative) (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Amount of advances related to allocation of accounts	$ 30,000
Nominal amount of accounts receivables		$ 11,200
Discounts fees	$ 0	$ 300